UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $109,452 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106      660   115195 SH       SOLE                        0   115195        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     1511    86620 SH       SOLE                        0    86620        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2361    48900 SH       SOLE                        0    48900        0
APPLE INC                      COM              037833100     4399    38699 SH       SOLE                        0    38699        0
ARTHROCARE CORP                COM              043136100     2435    87842 SH       SOLE                        0    87842        0
BROADCOM CORP                  CL A             111320107     3068   164682 SH       SOLE                        0   164682        0
CAVIUM NETWORKS INC            COM              14965A101     2186   155225 SH       SOLE                        0   155225        0
CELGENE CORP                   COM              151020104     4937    78014 SH       SOLE                        0    78014        0
CISCO SYS INC                  COM              17275R102     2869   127190 SH       SOLE                        0   127190        0
COACH INC                      COM              189754104     2115    84480 SH       SOLE                        0    84480        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4408   193069 SH       SOLE                        0   193069        0
EBAY INC                       COM              278642103     2105    94054 SH       SOLE                        0    94054        0
FIRST SOLAR INC                COM              336433107     4471    23669 SH       SOLE                        0    23669        0
FOSTER WHEELER LTD             SHS NEW          G36535139     3078    85240 SH       SOLE                        0    85240        0
GENENTECH INC                  COM NEW          368710406     6174    69619 SH       SOLE                        0    69619        0
GILEAD SCIENCES INC            COM              375558103     8185   179370 SH       SOLE                        0   179370        0
GOOGLE INC                     CL A             38259P508     3618     9033 SH       SOLE                        0     9033        0
ILLUMINA INC                   COM              452327109     5126   126470 SH       SOLE                        0   126470        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     6719    27884 SH       SOLE                        0    27884        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1551    28555 SH       SOLE                        0    28555        0
LULULEMON ATHLETICA INC        COM              550021109     1471    63890 SH       SOLE                        0    63890        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     1061   114040 SH       SOLE                        0   114040        0
MEMC ELECTR MATLS INC          COM              552715104      950    33625 SH       SOLE                        0    33625        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2324    68895 SH       SOLE                        0    68895        0
NETAPP INC                     COM              64110D104     3408   186966 SH       SOLE                        0   186966        0
POWER INTEGRATIONS INC         COM              739276103     1525    63295 SH       SOLE                        0    63295        0
QUALCOMM INC                   COM              747525103     3717    86495 SH       SOLE                        0    86495        0
QUANTA SVCS INC                COM              74762E102     2215    81990 SH       SOLE                        0    81990        0
STARBUCKS CORP                 COM              855244109     2355   158349 SH       SOLE                        0   158349        0
SUNPOWER CORP                  COM CL A         867652109     3564    50250 SH       SOLE                        0    50250        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3795    36080 SH       SOLE                        0    36080        0
VERISIGN INC                   COM              92343E102     2573    98665 SH       SOLE                        0    98665        0
VISTAPRINT LIMITED             SHS              G93762204     4278   130282 SH       SOLE                        0   130282        0
VMWARE INC                     CL A COM         928563402      898    33705 SH       SOLE                        0    33705        0
ZOLTEK COS INC                 COM              98975W104     1584    92600 SH       SOLE                        0    92600        0
ZUMIEZ INC                     COM              989817101     1758   106711 SH       SOLE                        0   106711        0